Contingent Liabilities and Commitments - Summary of Other Matters (Including Litigation) (Details) ₩ in Millions	12 Months Ended
Dec. 31, 2021 KRW (₩) Year
Kookmin Bank | Request for a return of redemption amount
Disclosure Of Contingent Liabilities
Description of the lawsuits	Kookmin Bank invested the assets entrusted by OO Asset Management and OO Investment Trust Management in the Fairfield Sentry Limited, and Fairfield Sentry Limited reinvested the assets in Bernard L. Madoff Investment Securities LLC managed by Bernard Madoff (Bernard L. Madoff Investment Securities LLC is in the liquidation process due to Ponzi scheme fraud-related losses). Bankruptcy trustee of Bernard L. Madoff Investment Securities LLC filed a lawsuit against Kookmin Bank seeking to return the amount of redemptions received by Kookmin Bank through Fairfield Sentry Limited.
Status of the lawsuits	Application for dismissal by the defendant has been denied, and further proceedings are scheduled. [Related litigation is in progress at the New York Southern District Federal Bankruptcy Court (10-3777) at the written complaint review stage]
Loss Contingency Pending Claims Number	1
Loss Contingency Damages Sought Value	₩ 48,068
Kookmin Bank | Confirm The Absence Of Debt
Disclosure Of Contingent Liabilities
Description of the lawsuits	Galamat-Art LLP is a joint guarantor of the PF loan for the ‘Kazakhstan Almaty City Complex Development Project’ in which Kookmin Bank Co., Ltd. participated as a lender. OO Bank, the agent bank of the lending group, filed a provisional seizure and a lawsuit on the merits of the guarantee debt to the local court against Galamat-Art LLP. And Galamat-Art LLP filed a counterclaim against the lenders, including Kookmin Bank, to confirm the absence of debt denying the joint guarantee obligation.
Status of the lawsuits	Decision in the first trial on December 29, 2021. Won both lawsuits on the merits and counterclaim. Galamat-Art LLP lodged an appeal.
Loss Contingency Pending Claims Number | Year	1
Loss Contingency Damages Sought Value	₩ 96,200
KB Securities Co., Ltd. | Request for a return of transaction amount (Australian fund)
Disclosure Of Contingent Liabilities
Description of the lawsuits	The plaintiffs OOOO Securities and OOOO Life Insurance filed lawsuits, claiming that the KB Securities Co., Ltd. provided false information on major matters in the product description while selling JB Australia NDIS Private Fund No.1 (on April 25, 2019, plaintiffs invested ￦50 billion each) (a) (Primary claim) requesting KB Securities Co., Ltd. to return unjust enrichment of ￦100 billion for cancelation of sales contracts of beneficiary certificates due to an error or termination of the contract due to default, (b) (Secondary claim) requesting for compensation for damages in investments amounting to ￦100 billion due to violation of the investor protection obligation and fraudulent transactions of KB Securities Co., Ltd. and OOO Asset Management.
Status of the lawsuits	First trial is in progress (The 4th pleading is scheduled for March 22, 2022).
Loss Contingency Pending Claims Number | Year	1
Loss Contingency Damages Sought Value	₩ 100,000